Equity Method Investments - BG Joint Venture - Additional Information (Detail)		12 Months Ended
	Jun. 27, 2014 USD ($) Vessel m³	Dec. 31, 2015 USD ($) Vessel	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Schedule of Equity Method Investments [Line Items]
Value of service obligation		$ 20,065,000	$ 32,660,000
Ownership Percentage		100.00%
Drawings from long-term debt facility		$ 391,574,000	944,123,000	$ 719,300,000
Shipbuilding supervision and crew training services [Member] | Newbuildings [Member]
Schedule of Equity Method Investments [Line Items]
Value of service obligation		29,700,000	33,700,000
Shipbuilding supervision and crew training services [Member] | Newbuildings [Member] | Fair Value Asset (Liability) [Member]
Schedule of Equity Method Investments [Line Items]
Value of service obligation	$ 33,300,000
BG Joint Venture [Member]
Schedule of Equity Method Investments [Line Items]
Fully built-up cost		1,000,000,000
Difference between carrying amount and book value	$ 16,800,000
Drawings from long-term debt facility		89,000,000	53,700,000
Debt facility used to finance a portion of estimated fully built-up cost		787,000,000
Capital contributions received from the Partnership		$ 8,600,000	3,800,000
BG Joint Venture [Member] | Shipbuilding supervision and crew training services [Member] | Newbuildings [Member]
Schedule of Equity Method Investments [Line Items]
Number of vessels | Vessel	4	4
Volume of vessels | m³	174,000
Fully built-up cost	$ 1,000,000,000
Operating lease arrangement period, lessor		20 years
Value of service obligation	38,700,000
Amounts Due		$ 16,500,000	17,100,000
BG Joint Venture [Member] | Shipbuilding supervision and crew training services [Member] | Newbuildings [Member] | Principal Amount [Member]
Schedule of Equity Method Investments [Line Items]
Amounts Due	20,300,000		$ 20,300,000
BG Joint Venture [Member] | Shipbuilding supervision and crew training services [Member] | Newbuildings [Member] | Fair Value Asset (Liability) [Member]
Schedule of Equity Method Investments [Line Items]
Amounts Due	$ 16,500,000
BG Joint Venture [Member] | Shipbuilding supervision and crew training services [Member] | 30% Ownership [Member] | Newbuildings [Member]
Schedule of Equity Method Investments [Line Items]
Number of vessels | Vessel	2
Ownership Percentage	30.00%
BG Joint Venture [Member] | Shipbuilding supervision and crew training services [Member] | 20% Ownership [Member] | Newbuildings [Member]
Schedule of Equity Method Investments [Line Items]
Number of vessels | Vessel	2
Ownership Percentage	20.00%